Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 07, 2017 USD ($)	Jun. 12, 2017	Apr. 10, 2017	Mar. 09, 2017	Mar. 08, 2017	Mar. 02, 2017	Jan. 30, 2017	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	[1]
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750
Amount drawn			$ 7,935				$ 8,380
Undrawn amount			640				814
Deferred debt issue costs and bond premium/discount			(56)				(72)
Net borrowings			7,879				8,308
Cash and cash equivalents			(530)				(784)	[1]								$ (813)	[1]	$ (602)
Derivative financial instruments used to hedge foreign currency and interest rate risk			113				301
Net debt			7,462				7,825									$ 7,646
Available Liquidity			$ 1,170				1,598
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €						€ 750
Amount drawn						€ 750	$ 899
Stated interest rate	2.75%	2.75%	2.75%		2.75%	2.75%	2.75%						2.75%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,000				$ 1,000
Amount drawn			$ 1,000				$ 1,000
Stated interest rate	4.625%	4.625%	4.625%		4.625%	4.625%	4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 440				€ 440
Amount drawn		€ 440	$ 504			€ 440	$ 528
Stated interest rate	4.125%	4.125%	4.125%		4.125%	4.125%	4.125%
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate												4.25%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes			$ 715				$ 715
Amount drawn			$ 715				$ 715
Stated interest rate	4.25%	4.25%	4.25%		4.25%	4.25%	4.25%						4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £	£ 400				£ 400
Amount drawn	£ 400		$ 512		£ 400		$ 541
Stated interest rate	4.75%	4.75%	4.75%		4.75%	4.75%	4.75%			4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,700				$ 1,700
Amount drawn			1,700				1,700
Amount drawn			$ 1,685				$ 1,696
Stated interest rate	6.00%	6.00%	6.00%		6.00%	6.00%	6.00%						6.00%		6.00%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,650				$ 1,650
Amount drawn			$ 1,650				$ 1,650
Stated interest rate	7.25%	7.25%	7.25%		7.25%	7.25%	7.25%
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate														6.25%
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate											6.75%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750				€ 750
Amount drawn		€ 750	$ 859			€ 750	$ 899
Stated interest rate	6.75%	6.75%	6.75%		6.75%	6.75%	6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable							$ 440
Amount drawn							$ 440
Stated interest rate				6.00%	6.00%	6.00%	6.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes			$ 739
Maximum amount drawable							$ 813		$ 850
Amount drawn			100
Undrawn amount			639				813
Finance Lease Obligations
Financial assets and liabilities
Amount drawn			36			€ 7	8
Other borrowings
Financial assets and liabilities
Maximum amount drawable | €						4
Amount drawn			15			€ 3	4
Undrawn amount			$ 1				$ 1

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements